Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Payable to suppliers	$ 182,949	$ 219,020
Advances From Customers	426	646
Total	$ 183,375	$ 219,666